Operating lease receivables - Net - Schedule of Credit Losses (Details) - Impairment Loss Allowance - Operating lease receivables - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Balance as of January 1	$ 2,042,188	$ 2,536,893	$ 1,916,124
Increase in loss allowance arising from new financial assets recognized in the year	1,051,920	1,652,716	1,615,852
Decrease in loss allowance from derecognition of financial assets in the year	(2,063,723)	(2,147,421)	(995,083)
Balance as of December 31, 2025	$ 1,030,385	$ 2,042,188	$ 2,536,893